Related Party Transactions - Summary of Components of the Capital Contributions (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
Stock-based compensation	$ 246	$ 79
Corporation allocated service excluding stock-based compensation	429	169
General cash financing activity	76	4,826
Total capital contributions from Parent	$ 751	$ 5,074